Basis of Presentation and Summary of Significant Accounting Policies - Impairment of long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basis of Presentation and Summary of Significant Accounting Policies
Impairment of long-lived assets	$ 0	$ 0	$ 0